Schedule of Effects of Reinsurance on Contract Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effects of Reinsurance [Line Items]
Direct contract benefits	$ 226,424	$ 227,796	$ 213,437
Contract benefits, net of reinsurance	203,594	213,279	203,717
Non-affiliate
Effects of Reinsurance [Line Items]
Assumed contract benefits	1,088	381	1,008
Ceded contract benefits	(15,920)	(6,535)	(4,288)
Affiliate
Effects of Reinsurance [Line Items]
Ceded contract benefits	$ (7,998)	$ (8,363)	$ (6,440)